Estimated Consideration and Preliminary Purchase Price Allocation - Additional Information (Details) $ / shares in Units, $ in Millions		3 Months Ended
	Apr. 09, 2024 $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares
Business Acquisition [Line Items]
Preliminary fair value of the total consideration | $		$ 398.5
Share-based compensation arrangement by share-based payment award, options, exercises in period		13,742,239
Stock issued during period, shares, restricted stock award, gross		2,201,694
Legal fees | $		$ 4.3
Other expenses | $		$ 3.1
Shares issued, price per share | $ / shares		$ 0.26
Convertible Preferred Stock [Member]
Business Acquisition [Line Items]
Convertible preferred stock, shares issued upon conversion	851,202
Preferred stock, par or stated value per share | $ / shares	$ 3.23
Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Preferred stock, convertible, conversion ratio	100
Convertible Common Stock [Member]
Business Acquisition [Line Items]
Conversion of stock, shares converted	100
Class A Shares [Member]
Business Acquisition [Line Items]
Common stock, shares, issued	27,646,255
Common stock, par or stated value per share | $ / shares	$ 3.23
Class of warrant or right, number of securities called by warrants or rights		2,893,731
Shares issued, price per share | $ / shares		$ 11.5